Marketable Securities - Noncurrent - Summary of Marketable Securities Noncurrent (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Debt securities, classified as available-for-sale	$ 8,132	$ 10,000
Equity securities	2,190
Marketable securities – noncurrent	$ 10,322	$ 10,000